Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Allowance for Credit Losses
Schedule of categories of loans

	2023	2022

	(In thousands)
Commercial and industrial loans	$91,294	$90,548
Commercial real estate	291,859	270,312
Residential real estate	93,364	94,012
Consumer loans	6,719	6,003
Total gross loans	483,236	460,875
Less allowance for credit losses	(3,918)	(2,052)
Total loans	$479,318	$458,823

Schedule of allowance for Credit Losses and Recorded Investment in Loans

	2023
	Commercial	Commercial
	And Industrial	Real Estate	Residential	Consumer	Total

	(In thousands)
Allowance for credit losses:
Balance, beginning of year	$215	$815	$816	$206	$2,052
Provision for (reversal of) credit losses	(421)	205	(352)	114	(454)
Impact of adopting ASC 326	755	388	1,379	(103)	2,419
Losses charged off	—	—	—	(138)	(138)
Recoveries	24	—	—	15	39
Balance, end of year	$573	$1,408	$1,843	$94	$3,918
Ending balance: individually evaluated for credit loss	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for credit loss	$573	$1,408	$1,843	$94	$3,918
Loans:
Ending balance: individually evaluated for credit loss	$—	$8	$318	$—	$326
Ending balance: collectively evaluated for credit loss	$91,294	$291,851	$93,046	$6,719	$482,910

	2022
		Commercial
	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$1,046	$1,235	$1,121	$271	$3,673
Provision charged to expense	(842)	141	(303)	49	(955)
Losses charged off	(16)	(561)	(2)	(143)	(722)
Recoveries	27	—	—	29	56
Balance, end of year	$215	$815	$816	$206	$2,052
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$215	$815	$816	$206	$2,052
Loans:
Ending balance: individually evaluated for impairment	$—	$123	$—	$—	$123
Ending balance: collectively evaluated for impairment	$90,548	$270,189	$94,012	$6,003	$460,752

Schedule of portfolio quality indicators

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2023	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$21,847	$14,723	$13,067	$14,042	$6,017	$5,292	$15,019	$—	$90,007
Special Mention	—	26	—	—	—	128	1,133	—	1,287
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Total	$21,847	$14,752	$13,067	$14,042	$6,017	$5,459	$16,152	$—	$91,294

Commercial and industrial
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Commercial real estate
Risk Rating
Pass	$29,246	$35,721	$48,569	$34,671	$26,562	$57,441	$55,141	$—	$287,351
Special Mention	—	—	242	2,050	—	2,121	—	—	4,413
Substandard	—	—	—	—	—	95	—	—	95
Doubtful	—	—	—	—	—	—	—	—	—
Total	$29,246	$35,721	$48,811	$36,721	$26,562	$59,657	$55,141	$—	$291,859

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$51,093	$50,444	$61,636	$48,713	$32,579	$62,733	$70,160	$—	$377,358
Special Mention	—	26	242	2,050	—	2,249	1,133	—	5,700
Substandard	—	—	—	—	—	95	—	—	95
Doubtful	—	—	—	—	—	—	—	—	—
Total	$51,093	$50,473	$62,853	$50,763	$32,579	$65,047	$71,293	$—	$383,153
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2023	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$12,036	$18,297	$16,343	$19,476	$5,687	$21,046	$—	$—	$92,885
Nonperforming	—	—	—	38	—	441	—	—	479
Total	$12,036	$18,297	$16,343	$19,514	$5,687	$21,487	$—	$—	$93,364

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Consumer
Payment Performance
Performing	$2,484	$1,396	$674	$456	$385	$953	$371	$—	$6,719
Nonperforming	—	—	—	—	—	—	—	—	—
Total	$2,484	$1,396	$674	$456	$385	$953	$371	$—	$6,719

Consumer
Current period gross charge-offs	$138	$—	$—	$—	$—	$—	$—	$—	$138

Total
Payment Performance
Performing	$14,520	$19,693	$17,017	$19,932	$6,072	$21,999	$371	$—	$99,604
Nonperforming	—	—	—	38	—-	441	—	—	479
Total	$14,520	$19,693	$17,017	$19,970	$6,072	$24,440	$371	$—	$100,083
Current period gross charge-offs	$138	$—	$—	$—	$—	$—	$—	$—	$138

The following table shows the portfolio quality indicators as of December 31, 2022:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$90,548	$262,472	$94,012	$6,003	$453,035
Special Mention	—	4,066	—	—	4,066
Substandard	—	3,774	—	—	3,774
Doubtful	—	—	—	—	—
	$90,548	$270,312	$94,012	$6,003	$460,875

Schedule of loan portfolio aging analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2023:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$10	$48	$154	$—	$212	$91,082	$91,294
Commercial real estate	—	242	—	8	250	291,609	291,859
Residential	201	—	—	479	680	92,684	93,364
Consumer	5	—	—	—	5	6,714	6,719
Total	$216	$290	$154	$487	$1,147	$482,089	$483,236

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2022:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$126	$—	$—	$—	$126	$90,422	$90,548
Commercial real estate	158	—	—	9	167	270,145	270,312
Residential	102	24	—	173	299	93,713	94,012
Installment	15	—	—	—	15	5,988	6,003
Total	$401	$24	$—	$182	$607	$460,268	$460,875

Schedule of amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2023:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$—	$—	$—	$154	$154
Commercial real estate	8	—	8	—	8
Residential	479	—	479	—	479
Consumer	—	—	—	—	—
Total	$487	$—	$487	$154	$641

Schedule of impaired loans

The following table presents impaired loans for the year ended December 31,2022:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

	(In thousands)
Loans without a specific valuation allowance:
Commercial and industrial	$—	$—	$—	$27	$1
Commercial real estate	123	123	—	130	11
Real Estate	—	—	—	—	—
Installment	—	—	—	—	—
	$123	$123	$—	$157	$12
Loans with a specific valuation allowance:
Commercial and industrial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	3,653	40
Real Estate	—	—	—	—	—
	$—	$—	$—	$3,653	$40

Total:
Commercial and industrial	$—	$—	$—	$27	$1
Commercial Real Estate	$123	$123	$—	$3,783	$51
Real Estate	$—	$—	$—	$—	$—
Installment	$—	$—	$—	$—	$—

Schedule of troubled debt restructurings on financing receivables

Year Ended December 31, 2022
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial and industrial	—	$—	$—
Commercial Real Estate	1	$48	$48

Year Ended December 31, 2022
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial and industrial	$—	$—	$—	$—
Commercial Real Estate	$1	$1	$—	$1